Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 34,840,058	$ 22,100,000
Due in Year Two	15,000,000	30,257,182
Due in Year Three	20,000,000	15,000,000
Due in Year Four	12,900,000	20,000,000
Due in Year Five	5,000,000	12,900,000
Due after Year Five, Current Year	0
Due in Year Six		5,000,000
Due after Year Six, Prior Year		105,257,182
Federal Home Loan Bank, Advances	87,740,058	105,257,182
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	1.64%	2.92%
Weighted Rate, One to Two Years from Balance Sheet Date	4.01%	3.33%
Weighted Rate, Two to Three Years from Balance Sheet Date	4.61%	4.01%
Weighted Rate, Three to Four Years from Balance Sheet Date	4.38%	4.60%
Weighted Rate, Four to Five Years from Balance Sheet Date	3.39%	4.38%
Weighted Rate, after Five Years from Balance Sheet Date, Current Period	0.00%
Weighted Rate, Five to Six Years from Balance Sheet Date, Prior Period		3.39%
Weighted Rate, After Six Years from Balance Sheet Date, Prior Period		3.72%
Federal Home Loan Bank, Advances, Weighted Rate	3.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	111,600,000	135,700,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 102,700,000	$ 129,400,000